Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 01, 2020	Jul. 31, 2020	Apr. 17, 2020	Dec. 31, 2020	Jan. 18, 2021	Apr. 30, 2020
Commitments and Contingencies (Textual)
Agreement term			1 year
Salary was increased			$ 120,000
Common stock shares						7,630,949
License fee		$ 10,000
Amortized over period, description				In December 2020, the Company paid the first payment which was recorded to prepaid expense and other current assets to be amortized over the four-year term.
Amortization expense				$ 26,250
Europe [Member]
Commitments and Contingencies (Textual)
Total fee	$ 433,885
Minimum [Member] | Subsequent Event [Member]
Commitments and Contingencies (Textual)
Salary was increased					$ 120,000
Maximum [Member] | Subsequent Event [Member]
Commitments and Contingencies (Textual)
Salary was increased					$ 180,000